COMMITMENTS AND CONTINGENCIES - Merger Agreement (Details) - USD ($)	Feb. 05, 2024	Jan. 04, 2024	Dec. 06, 2023	Nov. 13, 2023	Nov. 06, 2023	Oct. 11, 2023	Oct. 05, 2023	Sep. 05, 2023	Aug. 08, 2023	Jul. 05, 2023	Jun. 15, 2023	Jun. 05, 2023	Mar. 10, 2023	Jan. 31, 2023	Dec. 31, 2023	Nov. 10, 2023	Jul. 15, 2023	Dec. 31, 2022
Loss Contingencies [Line Items]
Ordinary shares, par value, (in dollars per share)															$ 0.00001			$ 0.00001
CIK 0001841024 L Catterton Asia Acquisition Corp
Loss Contingencies [Line Items]
Period of subsequent extension contribution			1 month		1 month		1 month	1 month	1 month	1 month	1 month	1 month	3 months
Sponsor deposited to trust account per month																	$ 330,000
Additional sponsor earn-out shares (in percent)				20.00%
Vesting period (in months)				18 months
CIK 0001841024 L Catterton Asia Acquisition Corp | Class A Ordinary shares
Loss Contingencies [Line Items]
Ordinary shares, par value, (in dollars per share)															0.0001			0.0001
CIK 0001841024 L Catterton Asia Acquisition Corp | Class B Ordinary shares
Loss Contingencies [Line Items]
Ordinary shares, par value, (in dollars per share)															$ 0.0001			$ 0.0001
CIK 0001841024 L Catterton Asia Acquisition Corp | Santander US Capital Markets LLC
Loss Contingencies [Line Items]
Advisory fee payable																$ 2,000,000.0
Maximum expenses to be reimbursed																$ 75,000
CIK 0001841024 L Catterton Asia Acquisition Corp | Founder Shares | First Effective Time | Lotus Tech Ordinary Share
Loss Contingencies [Line Items]
Number of shares issued for each share upon automatic cancellation and cease of existing shares issued and outstanding						1
CIK 0001841024 L Catterton Asia Acquisition Corp | Merger Agreement
Loss Contingencies [Line Items]
Price per share														$ 10.00
Consideration on acquisition of equity interest														$ 5,500,000,000
CIK 0001841024 L Catterton Asia Acquisition Corp | Amended Merger Agreement
Loss Contingencies [Line Items]
Ordinary shares, par value, (in dollars per share)						$ 0.00001
Number of shares per warrant						1
CIK 0001841024 L Catterton Asia Acquisition Corp | Amended Merger Agreement | Class A Ordinary shares
Loss Contingencies [Line Items]
Number of Shares Per Unit						1
CIK 0001841024 L Catterton Asia Acquisition Corp | Amended Merger Agreement | First Effective Time
Loss Contingencies [Line Items]
Conversion of stock						1
Number of Shares Per Unit						1
Number of Warrants Per Unit						1
CIK 0001841024 L Catterton Asia Acquisition Corp | Amended Merger Agreement | First Effective Time | Class A Ordinary shares
Loss Contingencies [Line Items]
Ordinary shares, par value, (in dollars per share)						$ 0.0001
CIK 0001841024 L Catterton Asia Acquisition Corp | Amended Merger Agreement | First Effective Time | Class B Ordinary shares
Loss Contingencies [Line Items]
Ordinary shares, par value, (in dollars per share)						$ 0.0001
CIK 0001841024 L Catterton Asia Acquisition Corp | Amended Merger Agreement | First Effective Time | Lotus Tech Ordinary Share
Loss Contingencies [Line Items]
Number of shares per warrant						1
CIK 0001841024 L Catterton Asia Acquisition Corp | Amended Merger Agreement | Founder Shares | First Effective Time | Lotus Tech Ordinary Share
Loss Contingencies [Line Items]
Number of shares issued for each share upon automatic cancellation and cease of existing shares issued upon conversion and unit separation						1
Sponsor Support Agreement | CIK 0001841024 L Catterton Asia Acquisition Corp | Merger Agreement | Lotus Tech
Loss Contingencies [Line Items]
Percentage of forfeited sponsor shares														20.00%
Sponsor Support Agreement | CIK 0001841024 L Catterton Asia Acquisition Corp | Merger Agreement | Lotus Tech | Class B Ordinary shares
Loss Contingencies [Line Items]
Percentage of unvested sponsor shares														10.00%
Percentage of maximum sponsor share consideration														5.00%
Subsequent Events | CIK 0001841024 L Catterton Asia Acquisition Corp
Loss Contingencies [Line Items]
Period of subsequent extension contribution	1 month	1 month